Expense Example	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	691	947	1,222	2,006	299	626	1,078	2,334	149	472	819	1,797	98	317	553	1,232	675	909	1,162	1,883	282	586	1,016	2,213	131	432	755	1,670	81	276	488	1,098	73	249	440	992	685	963	1,261	2,108	292	642	1,118	2,434	142	489	860	1,903	91	333	595	1,343